Inventory - Summary of inventory (Detail) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 41,875	$ 44,474
Work-in-process	16,921	12,946
Finished goods	76,037	76,508
Inventory, Net	$ 134,833	$ 133,928